PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Corporate Leaders
®
100 Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.5%
Communication Services : 7.9%
64,826  Alphabet, Inc. - Class
C
$ 13,842,296
1.2
411,563
AT&T, Inc.
12,054,680
1.0
327,197  Comcast Corp. - Class
A
11,114,882
0.9
15,753  Meta Platforms, Inc.
- Class A
11,636,741
1.0
8,735
(1)
Netflix, Inc.
10,554,064
0.9
49,125
T-Mobile US, Inc.
12,379,009
1.0
273,142  Verizon
Communications, Inc.
12,081,070
1.0
94,463
Walt Disney Co.
11,182,530
0.9
94,845,272
7.9
Consumer Discretionary : 9.2%
51,753
(1)
Amazon.com, Inc.
11,851,437
1.0
2,031
Booking Holdings, Inc.
11,371,670
1.0
232,621
General Motors Co.
13,629,264
1.1
31,341
Home Depot, Inc.
12,748,579
1.1
51,676
Lowe's Cos., Inc.
13,335,509
1.1
39,639
McDonald's Corp.
12,428,412
1.0
160,421
NIKE, Inc. - Class B
12,411,773
1.0
125,464
Starbucks Corp.
11,064,670
0.9
35,709
(1)
Tesla, Inc.
11,922,164
1.0
110,763,478
9.2
Consumer Staples : 9.6%
196,709
Altria Group, Inc.
13,220,812
1.1
164,320
Coca-Cola Co.
11,336,437
0.9
130,275
Colgate-Palmolive Co.
10,952,219
0.9
11,730  Costco Wholesale
Corp.
11,065,143
0.9
170,502  Mondelez International,
Inc. - Class A
10,475,643
0.9
88,192
PepsiCo, Inc.
13,109,741
1.1
63,839  Philip Morris
International, Inc.
10,669,412
0.9
72,293
Procter & Gamble Co.
11,352,893
1.0
116,462
Target Corp.
11,178,023
0.9
118,810
Walmart, Inc.
11,522,194
1.0
114,882,517
9.6
Energy : 3.1%
80,370
Chevron Corp.
12,907,422
1.1
128,164
ConocoPhillips
12,684,391
1.0
105,656
Exxon Mobil Corp.
12,075,424
1.0
37,667,237
3.1
Financials : 18.3%
36,434
American Express Co.
12,069,856
1.0
136,619  American International
Group, Inc.
11,109,857
0.9
245,260
Bank of America Corp.
12,444,492
1.1
126,745  Bank of New York
Mellon Corp.
13,384,272
1.1
23,794
(1)
Berkshire Hathaway,
Inc. - Class B
11,967,906
1.0
11,029
Blackrock, Inc.
12,431,227
1.0
54,768  Capital One Financial
Corp.
12,444,385
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
128,435
Charles Schwab Corp.
$ 12,309,210
1.0
136,959
Citigroup, Inc.
13,226,131
1.1
16,729  Goldman Sachs
Group, Inc.
12,467,287
1.1
40,251  JPMorgan Chase &
Co.
12,132,456
1.0
20,999  Mastercard, Inc.
- Class A
12,500,495
1.1
143,793
MetLife, Inc.
11,698,999
1.0
82,144
Morgan Stanley
12,361,029
1.0
156,933
(1)
PayPal Holdings, Inc.
11,015,127
0.9
252,549
US Bancorp
12,331,968
1.0
33,151
Visa, Inc. - Class A
11,661,859
1.0
145,366
Wells Fargo & Co.
11,946,178
1.0
219,502,734
18.3
Health Care : 15.1%
86,000
Abbott Laboratories
11,408,760
0.9
63,391
AbbVie, Inc.
13,337,466
1.1
41,701
Amgen, Inc.
11,997,795
1.0
249,334  Bristol-Myers Squibb
Co.
11,763,578
1.0
168,735
CVS Health Corp.
12,342,965
1.0
58,131
Danaher Corp.
11,964,523
1.0
14,904
Eli Lilly & Co.
10,918,372
0.9
104,424
Gilead Sciences, Inc.
11,796,779
1.0
21,653
(1)
Intuitive Surgical, Inc.
10,248,257
0.9
75,826
Johnson & Johnson
13,434,093
1.1
134,347
Medtronic PLC
12,468,745
1.0
146,101
Merck & Co., Inc.
12,290,016
1.0
477,751
Pfizer, Inc.
11,829,115
1.0
28,306  Thermo Fisher
Scientific, Inc.
13,946,932
1.2
37,386  UnitedHealth Group,
Inc.
11,584,800
1.0
181,332,196
15.1
Industrials : 12.7%
76,020
3M Co.
11,823,391
1.0
53,864
(1)
Boeing Co.
12,640,803
1.0
30,040
Caterpillar, Inc.
12,587,962
1.0
22,512
Deere & Co.
10,775,144
0.9
86,781
Emerson Electric Co.
11,455,092
1.0
50,485
FedEx Corp.
11,665,569
1.0
45,407
GE Aerospace
12,496,006
1.0
39,749  General Dynamics
Corp.
12,901,333
1.1
50,498  Honeywell
International, Inc.
11,084,311
0.9
25,202
Lockheed Martin Corp.
11,482,787
1.0
79,888  Raytheon Technologies
Corp.
12,670,237
1.1
49,940
Union Pacific Corp.
11,165,086
0.9
114,219  United Parcel Service,
Inc. - Class B
9,987,309
0.8
152,735,030
12.7
Information Technology : 16.6%
39,114  Accenture PLC - Class
A
10,168,466
0.8

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
2
Voya Corporate Leaders
®
100 Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
29,953
(1)
Adobe, Inc.
$ 10,684,235
0.9
80,360
(1)
Advanced Micro
Devices, Inc.
13,068,947
1.1
57,473
Apple, Inc.
13,341,782
1.1
42,906
Broadcom, Inc.
12,759,815
1.1
168,341
Cisco Systems, Inc.
11,630,680
1.0
509,335
Intel Corp.
12,402,307
1.0
39,891  International Business
Machines Corp.
9,713,060
0.8
14,882
Intuit, Inc.
9,926,294
0.8
23,302
Microsoft Corp.
11,806,890
1.0
73,259
NVIDIA Corp.
12,760,253
1.1
54,969
Oracle Corp.
12,430,140
1.0
88,393
(1)
Palantir Technologies,
Inc. - Class A
13,852,067
1.2
72,894
Qualcomm, Inc.
11,716,253
1.0
42,267
Salesforce, Inc.
10,830,919
0.9
11,303
(1)
ServiceNow, Inc.
10,370,050
0.9
55,808
Texas Instruments, Inc.
11,300,004
0.9
198,762,162
16.6
Materials : 1.0%
24,918
Linde PLC US
11,918,030
1.0
Real Estate : 2.0%
53,065
American Tower Corp.
10,817,300
0.9
72,005  Simon Property Group,
Inc.
13,008,424
1.1
23,825,724
2.0
Utilities : 3.0%
98,842
Duke Energy Corp.
12,107,157
1.0
163,022
NextEra Energy, Inc.
11,745,735
1.0
127,135
Southern Co.
11,734,560
1.0
35,587,452
3.0
Total Common Stock
(Cost $648,152,766)
1,181,821,832
98.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.3%
Mutual Funds : 1.3%
15,866,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.190%
(Cost $15,866,000) $ 15,866,000 1.3
Total Short-Term
Investments
(Cost $15,866,000)
$ 15,866,000
1.3
Total Investments in
Securities
(Cost $664,018,766) $ 1,197,687,832 99.8
Assets in Excess of
Other Liabilities 2,124,870 0.2
Net Assets $ 1,199,812,702 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2025.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
3
Voya Corporate Leaders
®
100 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 1,181,821,832 $ — $ — $ 1,181,821,832
Short-Term Investments 15,866,000 — — 15,866,000
Total Investments, at fair value $ 1,197,687,832 $ — $ — $ 1,197,687,832
Other Financial Instruments+
Futures 608,694 — — 608,694
Total Assets $ 1,198,296,526 $ — $ — $ 1,198,296,526
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At August 31, 2025, the following futures contracts were outstanding for Voya Corporate Leaders
®
100 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 49 09/19/25 $ 15,858,238 $ 608,694
$ 15,858,238 $ 608,694
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 537,936,002
Gross Unrealized Depreciation (4,266,936)
Net Unrealized Appreciation $ 533,669,066